Related Party Transactions - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 09, 2022	Dec. 31, 2025 USD ($) venture_capital_fund	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Number of investments in venture capital funds | venture_capital_fund		2
De Agostini S.p.A.
Related Party Transaction [Line Items]
Economic interest, excluding treasury shares (as a percent)		45.70%
Voting interest, excluding treasury shares (as a percent)		62.70%
Son of director | Connect Ventures Two LP
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)		10.00%
Son of director | Drago Synthetic Equity Awards
Related Party Transaction [Line Items]
Share-based payment arrangement, cash used to settle award		$ 6
Son of director | Drago Synthetic Equity Awards | Tranche one
Related Party Transaction [Line Items]
Vesting period (in years)	3 years
Vesting percentage (as a percent)	35.00%
Son of director | Drago Synthetic Equity Awards | Tranche two
Related Party Transaction [Line Items]
Vesting period (in years)	4 years
Vesting percentage (as a percent)	25.00%
Son of director | Drago Synthetic Equity Awards | Tranche three
Related Party Transaction [Line Items]
Vesting period (in years)	5 years
Vesting percentage (as a percent)	40.00%
Joint venture | Ringmaster S.r.l.
Related Party Transaction [Line Items]
Equity method investment, ownership (as a percent)		50.00%
Investments		$ 1	$ 1
Operating costs and expenses		14	11	$ 14
Entity with common director or management figure | Connect Ventures Two LP
Related Party Transaction [Line Items]
Amount of investment		$ 5	$ 6
Entity with common director or management figure | Connect Ventures One LP
Related Party Transaction [Line Items]
Equity method investment, percentage of shares sold (as percent)			100.00%
Gain on sale of investments			$ 2